Schedule of Compensation Options (Details) - $ / shares		4 Months Ended	12 Months Ended
		May 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, beginning		9,053,136	9,320,636	9,053,136
Weighted average exercise price beginning balance		$ 0.58	$ 0.51	$ 0.58
Issued - Compensation Options	[1]			700,000
Weighted Average exercise price, Compensation Options Issued	[1]			$ 0.15
Expired - Compensation Options		(47,000)	(200,000)	(235,500)
Weighted Average exercise price, Compensation Options Expired		$ 10.00	$ 0.60	$ 0.50
Number of stock options, ending			8,970,636	9,320,636
Weighted average exercise price ending balance			$ 0.52	$ 0.51
Compensation Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, beginning		3,590,907	5,470,799	3,590,907
Weighted average exercise price beginning balance		$ 0.35	$ 0.34	$ 0.35
Issued - Compensation Options			2,070,258	1,879,892	[2]
Weighted Average exercise price, Compensation Options Issued			$ 0.15	$ 0.30	[2]
Expired - Compensation Options			(3,239,907)
Weighted Average exercise price, Compensation Options Expired			$ 0.35
Number of stock options, ending			4,301,150	5,470,799
Weighted average exercise price ending balance			$ 0.24	$ 0.34

[1]	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per share of common stock. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $15,594 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of (loss) income and comprehensive (loss) income. On November 23, 2022, 400,000 stock options were issued to an employee of the Company, of which 200,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per share of common stock. The grant fair value of the options was estimated at $37,387. The vesting of these options resulted in stock-based compensation of $20,191 for the year ended December 31, 2022, which is included in the operation and administration expense of the consolidated statements of (loss) income and comprehensive (loss) income.
[2]	The grant date fair value of the April 2022 Compensation Options were estimated at $264,435 using the Black-Scholes valuation model with the following underlying assumptions: